UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

NXT CAPITAL, LLC
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1, 2025 to December 31, 2025
Date of Report (Date of earliest event reported):  January 15, 2026
Commission File Number of securitizer:  N/A
Central Index Key Number of securitizer:  0001556076

Robin G. McInerney, Chief Financial Officer and Treasurer, (312) 450-8079

Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒
☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: ___________________________________
__________________________________________________
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): ____________________
Central Index Key Number of underwriter (if applicable): _____________________

_________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.
* * *
NXT Capital, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period January 1, 2025 to December 31, 2025.

REPRESENTATION AND WARRANTY INFORMATION
Item 1.02  Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report for this period pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NXT CAPITAL, LLC (Securitizer)

Date: January 15, 2026

By:      /s/ Robin G. McInerney       (Signature)

Name:  Robin G. McInerney
Title:  Chief Financial Officer and Treasurer